Financial Instruments (Details 7) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Non-marketable shares measured at fair value through profit or loss, Beginning balance		$ 69,216
Non-marketable shares measured at fair value through profit or loss, Ending balance		83,582	$ 69,216
Financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Non-marketable shares measured at fair value through profit or loss, Beginning balance		69,216	53,466
Non-marketable shares measured at fair value through profit or loss, Investment		6,475	14,707
Non-marketable shares measured at fair value through profit or loss, Investment, Revaluation	[1]	665	4,580
Non-marketable shares measured at fair value through profit or loss, Investment, Translation differences		7,226	(3,537)
Non-marketable shares measured at fair value through profit or loss, Ending balance		83,582	69,216
Financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Performance-based ("earn out') contingent consideration, Beginning balance		0	(22,941)
Performance-based ("earn out') contingent consideration, Revaluation		0	(403)
Performance-based ("earn out') contingent consideration, Repayment		0	23,344
Performance-based ("earn out') contingent consideration, Ending balance		$ 0	$ 0

[1]	Under financing income and expenses.